Financial instruments at amortized cost (Details Narrative) $ in Thousands	Mar. 31, 2020 USD ($)
Financial Instruments At Amortized Cost Details Narrative Abstract
Carrying value of long-term held-to-maturity debt securities	$ 523
Gross unrealized holding loss of the held-to-maturity debt securities	$ 92